21. Provision for contingencies (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	R$ 1,107	R$ 1,177
Non-accrued contingencies liabilities	11,778	12,221
PIS/COFINS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	184	204
Non-accrued contingencies liabilities	2,124	2,532
Tax claims
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Accrued Supplementary Law 110/2001 costs	72	77
Contingent tax liabilities of business combination Via Varejo	90	89
Contingent tax liabilities of business combination Bartira	1	1
Accrued ICMS Provision	142	153
Others accrued provision	184	408
Accrued ICMS over tax substitution	167	138
Social security and labor
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	1,284	950
Civil and other
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Accrued lawsuit provision	314	343
ICMS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	7,246	6,832
INSS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	474	421
IRPJ
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	964	1,192
Municipal tax
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	281	292
Other tax claims
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	R$ 689	R$ 953